UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Elliott Davis Investment Advisory Services, LLC
Address:  124 Verdae Blvd. Suite 504
          Greenville, SC 29607

Form 13F File Number: 28-14719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allen Gillespie
Title: Chief Operating Officer
Phone: (864) 288-2849

Signature, Place, and Date of Signing:

/s/ Allen Gillespie            Greenvillle, SC         5/7/13
---------------------------   -------------------    --------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-_________ ________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           67
                                         -----------

Form 13F Information Table Value Total:       63,388
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-_________ ________________________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                               March 31, 2013

          COLUMN 1            COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE OF                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS              CUSIP     (X*$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
       --------------         --------             -----     ---------  ------- --- ---- ---------- --------  ----    ------   ----
APPLE INC                     COM               037833 10 0       708     1,599 SH          SOLE                 211           1,388
AT&T INC                      COM               00206R 10 2       980    26,716 SH          SOLE                 299          26,417
BANK OF AMERICA CORPORATION   COM               060505 10 4       210    17,274 SH          SOLE               4,048          13,226
BOSTON SCIENTIFIC CORP        COM               101137 10 7       135    17,335 SH          SOLE               8,241           9,094
BRISTOL MYERS SQUIBB CO       COM               110122 10 8       297     7,218 SH          SOLE                 167           7,051
CAMERON INTERNATIONAL CORP    COM               13342B 10 5       275     4,218 SH          SOLE                               4,218
CATERPILLAR INC DEL           COM               149123 10 1       429     4,936 SH          SOLE               1,791           3,145
CHEVRON CORP NEW              COM               166764 10 0       674     5,674 SH          SOLE                 291           5,383
COCA COLA CO                  COM               191216 10 0       483    11,953 SH          SOLE                 784          11,169
DISNEY WALT CO                COM DISNEY        254687 10 6       379     6,667 SH          SOLE                 740           5,927
DUKE ENERGY CORP NEW          COM               26441C 10 5       977    13,456 SH          SOLE               4,165           9,291
EXXON MOBIL CORP              COM               30231G 10 2     1,235    13,707 SH          SOLE               1,946          11,761
FORD MTR CO DEL               COM PAR $0.01     345370 86 0       150    11,436 SH          SOLE               1,900           9,536
GENERAL ELECTRIC CO           COM               369604 10 3       735    31,788 SH          SOLE               3,748          28,040
GLEACHER & CO INC             COM               377341 10 2         7    12,000 SH          SOLE                   -          12,000
INTEL CORP                    COM               458140 10 0       375    17,165 SH          SOLE               6,349          10,816
INTERNATIONAL BUSINESS MACHS  COM               459200 10 1       382     1,791 SH          SOLE                 100           1,691
ISHARES TR                    DJ SEL DIV INX    464287 16 8     1,094    17,259 SH          SOLE                 923          16,336
ISHARES TR                    BARCLYS TIPS BD   464287 17 6    10,196    84,076 SH          SOLE              11,905          72,171
ISHARES TR                    MSCI EMERG MKT    464287 23 4       357     8,356 SH          SOLE               4,025           4,331
ISHARES TR                    IBOXX INV CPBD    464287 24 2       632     5,269 SH          SOLE                               5,269
ISHARES TR                    BARCLYS 7-10 YR   464287 44 0       792     7,380 SH          SOLE               2,285           5,095
ISHARES TR                    MSCI EAFE INDEX   464287 46 5       522     8,843 SH          SOLE                  50           8,793
ISHARES TR                    RUSSELL1000VAL    464287 59 8     1,179    14,531 SH          SOLE                 954          13,577
ISHARES TR                    RUSSELL1000GRW    464287 61 4       627     8,788 SH          SOLE               1,162           7,626
ISHARES TR                    RUSL 2000 VALU    464287 63 0     1,924    22,961 SH          SOLE               2,747          20,213
ISHARES TR                    RUSL 2000 GROW    464287 64 8     1,787    16,599 SH          SOLE               2,737          13,862
ISHARES TR                    S&P CITINT TBD    464288 11 7       780     7,825 SH          SOLE               1,814           6,011
ISHARES TR                    S&PCITI1-3YRTB    464288 12 5       204     2,189 SH          SOLE                               2,189
ISHARES TR                    S&P SH NTL AMTFR  464288 15 8       953     8,960 SH          SOLE                               8,960
ISHARES TR                    JPMORGAN USD      464288 28 1       566     4,812 SH          SOLE                 689           4,123
ISHARES TR                    BARCLYS CR BD     464288 62 0       636     5,651 SH          SOLE               1,802           3,849
ISHARES TR                    BARCLYS INTER CR  464288 63 8       609     5,476 SH          SOLE               1,817           3,659
ISHARES TR                    BARCLYS 1-3YR CR  464288 64 6     1,203    11,394 SH          SOLE               3,344           8,050
ISHARES TR                    BARCLYS 3-7 YR    464288 66 1       379     3,073 SH          SOLE                 751           2,322
JOHNSON & JOHNSON             COM               478160 10 4       727     8,913 SH          SOLE               1,002           7,911
KIMBERLY CLARK CORP           COM               494368 10 3       203     2,074 SH          SOLE                               2,074
LOWES COS INC                 COM               548661 10 7       231     6,087 SH          SOLE               1,165           4,922
MCDONALDS CORP                COM               580135 10 1       204     2,043 SH          SOLE                               2,043
MICROSOFT CORP                COM               594918 10 4       508    17,770 SH          SOLE               6,068          11,702
NEXTERA ENERGY INC            COM               65339F 10 1       276     3,549 SH          SOLE                               3,549
PEPSICO INC                   COM               713448 10 8       425     5,377 SH          SOLE                 549           4,828
PFIZER INC                    COM               717081 10 3       212     7,339 SH          SOLE               2,904           4,435
PHILIP MORRIS INTL INC        COM               718172 10 9       314     3,385 SH          SOLE               2,262           1,123
POWERSHARES ETF TRUST         FINL PFD PTFL     73935X 22 9     6,545   353,202 SH          SOLE              62,655         290,548
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T 56 5       628    42,221 SH          SOLE                              42,221
POWERSHARES ETF TRUST II      SENIOR LN PORT    73936Q 76 9       500    19,927 SH          SOLE                 802          19,125
PROCTER & GAMBLE CO           COM               742718 10 9       578     7,498 SH          SOLE               1,583           5,915
PUTMAN HIGH INCOME SEC FUND   SHS BEN INT       746779 10 7       125    15,750 SH          SOLE              15,750
RYDEX ETF TRUST               GUG S&P500 PU GR  78355W 40 3     4,768    85,883 SH          SOLE              12,002          73,881
SCHLUMBERGER LTD              COM               806857 10 8       310     4,138 SH          SOLE               2,089           2,049
SOUTHERN CO                   COM               842587 10 7       348     7,422 SH          SOLE                               7,422
SPDR SERIES TRUST             NUVN BR SHT MUNI  78464A 42 5       957    39,300 SH          SOLE                              39,300
SPDR GOLD TRUST               GOLD SHS          78463V 10 7       273     1,767 SH          SOLE                 664           1,103
SPDR INDEX SHS FDS            S&P INTL ETF      78463X 77 2       975    20,068 SH          SOLE               2,199          17,869
SPECTRA ENERGY CORP           COM               847560 10 9       332    10,802 SH          SOLE               2,664           8,138
TARGET CORP                   COM               87612E 10 6       226     3,306 SH          SOLE                 230           3,076
UNITED TECHNOLOGIES CORP      COM               913017 10 9       314     3,357 SH          SOLE                 200           3,157
VANGUARD BD INDEX FD INC      INTERMED TERM     921937 81 9       255     2,902 SH          SOLE                               2,902
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937 82 7       477     5,891 SH          SOLE               1,149           4,742
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937 83 5     1,680    20,088 SH          SOLE               4,482          15,606
VANGUARD INDEX FDS            VALUE ETF         922908 74 4     5,827    88,921 SH          SOLE              15,249          73,672
VANGUARD WHITEHALL FDS INC    HIGH DIV YLD      921946 40 6       211     3,853 SH          SOLE                               3,853
VERIZON COMMUNICATIONS INC    COM               92343V 10 4       628    12,784 SH          SOLE               1,424          11,360
WAL-MART STORES INC           COM               931142 10 3       217     2,905 SH          SOLE                               2,905
WELLS FARGO & CO NEW          COM               949746 10 1       208     5,637 SH          SOLE                               5,637
WISDOMTREE TRUST              EMG MKTS SMCAP    97717W 28 1     1,035    20,071 SH          SOLE               1,247          18,824
                                                               63,388